Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands		12 Months Ended
	Feb. 25, 2020	Dec. 31, 2019 MXN ($) item director shares	Dec. 31, 2018 MXN ($) item director shares	Dec. 31, 2017 MXN ($)
UHI
Disclosure of associates
Number of shares owned | shares		1,110,382	1,110,382
Number of warrants held | shares		4,590,953	4,590,953
Ownership interest in associate	36.00%	10.00%	10.00%
Ownership interest after dilution of warrants exercisable		36.00%	36.00%
Number of officers designated as members of board of directors | item		3	3
Number of directors designated as members of board of directors | director		1	1
Total number of seats held by directors | director		19	19
Number of available board seats | director		22	22
Threshold period to broadcast after proportionate sale of initial investment In associate		7 years 6 months
Ownership interest not held in associate	64.00%
OCEN and subsidiaries
Disclosure of associates
Dividends paid		$ 1,931,000		$ 340,000
Dividends received from associates		772,400	$ 0	$ 136,000
Reduction in capital		200,466
Reduction in capital received from subsidiary		$ (80,186)